6. CASH AND CASH EQUIVALENTS (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
DisclosureOfShortTermDepositsAtBanksLineItems [Line Items]
Short-term deposits	$ 10,000,000
Interest	3,733
Total	$ 10,003,733	$ 0
Banco de Crédito e Inversiones
DisclosureOfShortTermDepositsAtBanksLineItems [Line Items]
Maturity date	Mar. 27, 2017
Monthly rate	0.28%
Short-term deposits	$ 10,000,000
Interest	3,733
Total	$ 10,003,733